Right-of-use assets and lease liabilities Lease liabilities operating leases current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Lease liabilities operating leases [Abstract]
Operating Lease, Liability, Current	€ 46.3	€ 32.8
Operating Lease, Liability, Noncurrent	93.7	81.0
Operating Lease, Liability	€ 140.0	€ 113.8	[1]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.